UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Hound Partners, LLC
Address: 101 Park Avenue, 48th Floor
         New York, New York 10178

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Auerbach
Title:  Managing Member
Phone:  212-984-2500


Signature, Place, and Date of Signing:

/s/ Jonathan Auerbach           New York, New York       February 14, 2011
-------------------------     ----------------------    -------------------
[Signature]                       [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:  $391,464
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number          Name

    1.       028-13192                     Hound Partners, LP

    2.       028-13191                     Hound Partners Offshore Fund, LP


                                                    FORM 13F INFORMATION TABLE
                                                       Hound Partners LLC
                                                        December 31, 2010



COLUMN 1                          COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                   TITLE                  VALUE      SHRS OR  SH/ PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS         CUSIP   (X1000)    PRN AMT  PRN CALL    DISCRETION    MANAGERS   SOLE  SHARED NONE
CARTER INC                           COM        146229109  22,189    751,899  SH        SHARED-DEFINED  (1),(2)    751,899
COMPASS MINERALS INTL INC            COM        20451N101  29,111    326,100  SH        SHARED-DEFINED  (1),(2)    326,100
COVANTA HLDG CORP                    COM        22282E102  12,623    734,305  SH        SHARED-DEFINED  (1),(2)    734,305
ECHOSTAR CORP                       CL A        278768106  17,448    698,769  SH        SHARED-DEFINED  (1),(2)    698,769
GRACE W R & CO DEL NEW               COM        38388F108  54,200  1,542,851  SH        SHARED-DEFINED  (1),(2)  1,542,851
ENSCO PLC                       SPONSORED ADR   29358Q109  39,138    733,198  SH        SHARED-DEFINED  (1),(2)    733,198
HECKMANN CORP                 *W EXP 11/09/201  422680116     378  1,218,249  SH        SHARED-DEFINED  (1),(2)  1,218,249
KRONOS WORLDWIDE INC                 COM        50105F105  10,705    251,944  SH        SHARED-DEFINED  (1),(2)    251,944
LIBERTY MEDIA CORP NEW          INT COM SER A   53071M104  36,464  2,312,248  SH        SHARED-DEFINED  (1),(2)  2,312,248
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708  29,691    446,620  SH        SHARED-DEFINED  (1),(2)    446,620
SPDR GOLD TRUST                   GOLD SHS      78463V107   5,511     39,728  SH        SHARED-DEFINED  (1),(2)     39,728
MICROSOFT CORP                       COM        594918104   7,821    280,209  SH        SHARED-DEFINED  (1),(2)    280,209
MONSANTO CO NEW                      COM        61166W101  10,354    148,676  SH        SHARED-DEFINED  (1),(2)    148,676
PETROHAWK ENERGY CORP                COM        716495106   8,479    464,615  SH        SHARED-DEFINED  (1),(2)    464,615
RUBICON TECHNOLOGY INC               COM        78112T107   6,402    303,700      PUT   SHARED-DEFINED  (1),(2)    303,700
SEMGROUP CORP                       CL A        81663A105  16,243    597,839  SH        SHARED-DEFINED  (1),(2)    597,839
THERAVANCE INC                       COM        88338T104  14,737    587,841  SH        SHARED-DEFINED  (1),(2)    587,841
TIVO INC                             COM        888706108  10,942  1,267,901  SH        SHARED-DEFINED  (1),(2)  1,267,901
TRANSDIGM GROUP INC                  COM        893641100  39,706    551,396  SH        SHARED-DEFINED  (1),(2)    551,396
VALEANT PHARMACEUTICALS INTL         COM        91911K102  19,322    683,000  SH        SHARED-DEFINED  (1),(2)    683,000



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